Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 3,085,842	$ 2,869,711
Accumulated amortization	(2,278,986)	(1,759,904)
Intangible assets, net of accumulated amortization	806,856	1,109,807
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	83,438	77,594
Application Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 3,002,404	$ 2,792,117